Commitments and Contingencies (Commitments) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	91,520
2016	44,720
2017	17,525
2018	100
2019 and thereafter	75
Total	153,940
Rental [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	38,377
2016	37,798
2017	16,175
2018	0
2019 and thereafter	0
Total	92,350
Bandwidth Purchases [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	31,658
2016	2,110
2017	1,055
2018	0
2019 and thereafter	0
Total	34,823
Cooperation with Phoenix TV Group [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	4,883	[1]
2016	1,526	[1]
2017	0	[1]
2018	0	[1]
2019 and thereafter	0	[1]
Total	6,409	[1]
Content Purchases [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	9,226
2016	2,673
2017	275
2018	100
2019 and thereafter	75
Total	12,349
Property and Equipment, and Intangible Assets [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	3,449
2016	0
2017	0
2018	0
2019 and thereafter	0
Total	3,449
Others [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	3,927
2016	613
2017	20
2018	0
2019 and thereafter	0
Total	4,560

[1]	The Group and Phoenix TV Group have been involved in various cooperation arrangements, including content sharing, branding and co-promotion, technical support and corporate management (Refer to Note 2(a)). There was no payment for these arrangements until November 2009 when a cooperation agreement was signed between Phoenix TV and the Group to stipulate the cost and expenses charged to the Group for the year 2010 and going forward. Based on the agreement, the Group will pay Phoenix TV 50% of revenue generated from certain contents provided by Phoenix TV Group, plus a fixed amount of payment to cover other services provided by Phoenix TV Group. The fixed amount was RMB1.6 million for the first year of the agreement, and increases by 25% annually. On March 28, 2011, Phoenix TV and the Group amended their cooperation agreement to extend the expiration of cooperation period from November 2014 to March 2016. The consideration arrangements for the cooperation remained unchanged. This fixed amount has been included in above table as a commitment to Phoenix TV Group.